CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 62,449	$ 66,849
Cash flows from investing activities:
Capital expenditures	(14,428)	(61,326)
Contributions to equity method investees	(4,936)	(15,645)
Acquisitions of gathering systems from affiliate	0	(360,000)
Other, net	(361)	(377)
Advances to affiliates	0	0
Net cash used in investing activities	(19,725)	(437,348)
Cash flows from financing activities:
Distributions to unitholders	(44,452)	(40,975)
Borrowings under Revolving Credit Facility	72,000	424,300
Repayments under Revolving Credit Facility	(245,000)	(35,300)
Debt issuance costs	(6,825)	(2,413)
Cash advance from Summit Investments to contributed subsidiaries, net	0	12,214
Payment of redemption and call premiums on senior notes	(17,913)	0
Proceeds from ATM Program issuances, net of costs	367	0
Contribution from General Partner	113	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries	0	4,821
Issuance of senior notes	500,000	0
Tender and redemption of senior notes	(300,000)	0
Other, net	(2,157)	(854)
Advances from affiliates	0	0
Net cash (used in) provided by financing activities	(43,867)	361,793
Net change in cash and cash equivalents	(1,143)	(8,706)
Cash and cash equivalents, beginning of period	7,428	21,793
Cash and cash equivalents, end of period	6,285	13,087
Consolidating adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	0	0
Cash flows from investing activities:
Capital expenditures	0	0
Contributions to equity method investees	0	0
Acquisitions of gathering systems from affiliate		0
Other, net	0	0
Advances to affiliates	102,422	432,013
Net cash used in investing activities	102,422	432,013
Cash flows from financing activities:
Distributions to unitholders	0	0
Borrowings under Revolving Credit Facility	0	0
Repayments under Revolving Credit Facility	0	0
Debt issuance costs	0	0
Cash advance from Summit Investments to contributed subsidiaries, net		0
Payment of redemption and call premiums on senior notes	0
Proceeds from ATM Program issuances, net of costs	0
Contribution from General Partner	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries		0
Issuance of senior notes	0
Tender and redemption of senior notes	0
Other, net	0	0
Advances from affiliates	(102,422)	(432,013)
Net cash (used in) provided by financing activities	(102,422)	(432,013)
Net change in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0
Cash and cash equivalents, end of period	0	0
Summit Midstream Partners, LP | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(2,021)	(3,174)
Cash flows from investing activities:
Capital expenditures	(1,003)	(180)
Contributions to equity method investees	0	0
Acquisitions of gathering systems from affiliate		(360,000)
Other, net	(361)	(377)
Advances to affiliates	(25,266)	(13,446)
Net cash used in investing activities	(26,630)	(374,003)
Cash flows from financing activities:
Distributions to unitholders	(44,452)	(40,975)
Borrowings under Revolving Credit Facility	0	12,000
Repayments under Revolving Credit Facility	0	0
Debt issuance costs	0	(13)
Cash advance from Summit Investments to contributed subsidiaries, net		(12,000)
Payment of redemption and call premiums on senior notes	0
Proceeds from ATM Program issuances, net of costs	367
Contribution from General Partner	113
Expenses paid by Summit Investments on behalf of contributed subsidiaries		3,030
Issuance of senior notes	0
Tender and redemption of senior notes	0
Other, net	(2,051)	(786)
Advances from affiliates	77,156	418,566
Net cash (used in) provided by financing activities	31,133	379,822
Net change in cash and cash equivalents	2,482	2,645
Cash and cash equivalents, beginning of period	698	73
Cash and cash equivalents, end of period	3,180	2,718
Co-Issuers | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	(27,574)	(23,280)
Cash flows from investing activities:
Capital expenditures	0	0
Contributions to equity method investees	0	0
Acquisitions of gathering systems from affiliate		0
Other, net	0	0
Advances to affiliates	0	(363,390)
Net cash used in investing activities	0	(363,390)
Cash flows from financing activities:
Distributions to unitholders	0	0
Borrowings under Revolving Credit Facility	72,000	412,300
Repayments under Revolving Credit Facility	(245,000)	(35,300)
Debt issuance costs	(6,825)	(2,400)
Cash advance from Summit Investments to contributed subsidiaries, net		0
Payment of redemption and call premiums on senior notes	(17,913)
Proceeds from ATM Program issuances, net of costs	0
Contribution from General Partner	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries		0
Issuance of senior notes	500,000
Tender and redemption of senior notes	(300,000)
Other, net	0	0
Advances from affiliates	25,266	0
Net cash (used in) provided by financing activities	27,528	374,600
Net change in cash and cash equivalents	(46)	(12,070)
Cash and cash equivalents, beginning of period	51	12,407
Cash and cash equivalents, end of period	5	337
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	74,721	65,022
Cash flows from investing activities:
Capital expenditures	(4,580)	(11,753)
Contributions to equity method investees	0	0
Acquisitions of gathering systems from affiliate		0
Other, net	0	0
Advances to affiliates	(72,972)	(55,177)
Net cash used in investing activities	(77,552)	(66,930)
Cash flows from financing activities:
Distributions to unitholders	0	0
Borrowings under Revolving Credit Facility	0	0
Repayments under Revolving Credit Facility	0	0
Debt issuance costs	0	0
Cash advance from Summit Investments to contributed subsidiaries, net		0
Payment of redemption and call premiums on senior notes	0
Proceeds from ATM Program issuances, net of costs	0
Contribution from General Partner	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries		0
Issuance of senior notes	0
Tender and redemption of senior notes	0
Other, net	(91)	(68)
Advances from affiliates	0	0
Net cash (used in) provided by financing activities	(91)	(68)
Net change in cash and cash equivalents	(2,922)	(1,976)
Cash and cash equivalents, beginning of period	5,647	6,930
Cash and cash equivalents, end of period	2,725	4,954
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	17,323	28,281
Cash flows from investing activities:
Capital expenditures	(8,845)	(49,393)
Contributions to equity method investees	(4,936)	(15,645)
Acquisitions of gathering systems from affiliate		0
Other, net	0	0
Advances to affiliates	(4,184)	0
Net cash used in investing activities	(17,965)	(65,038)
Cash flows from financing activities:
Distributions to unitholders	0	0
Borrowings under Revolving Credit Facility	0	0
Repayments under Revolving Credit Facility	0	0
Debt issuance costs	0	0
Cash advance from Summit Investments to contributed subsidiaries, net		24,214
Payment of redemption and call premiums on senior notes	0
Proceeds from ATM Program issuances, net of costs	0
Contribution from General Partner	0
Expenses paid by Summit Investments on behalf of contributed subsidiaries		1,791
Issuance of senior notes	0
Tender and redemption of senior notes	0
Other, net	(15)	0
Advances from affiliates	0	13,447
Net cash (used in) provided by financing activities	(15)	39,452
Net change in cash and cash equivalents	(657)	2,695
Cash and cash equivalents, beginning of period	1,032	2,383
Cash and cash equivalents, end of period	$ 375	$ 5,078